UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[X]

Pre-Effective Amendment No. ____

[  ]

Post-Effective Amendment No. 19

[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 22

[X]

(Check appropriate box or boxes)

Ancora Trust

(Exact Name of Registrant as Specified in Charter)

6060 Parkland Blvd.,

Mayfield Heights, Ohio 44124

(Address of Principal Executive Offices)

(216) 825-4000

(Registrant’s Telephone Number, including Area Code)

Richard A. Barone

c/o Ancora Trust

6060 Parkland Blvd.,

Mayfield Heights, Ohio 44124

(Name and Address of Agent for Service)

Copy to:

Michael J. Meaney, Esq.

McDonald Hopkins LLC

600 Superior Ave., E., Suite 2100

Cleveland, Ohio 44114

It is proposed that this filing will become effective (check appropriate box)

[ X ]  immediately upon filing pursuant to paragraph (b)

[    ]  on April 30, 2015 pursuant to paragraph (b)

[    ]  60 days after filing pursuant to paragraph (a)(1)

[    ]  on [date] pursuant to paragraph (a)(1)

[    ]  75 days after filing pursuant to paragraph (a)(2)

[    ]  on [date] pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[   ]  this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all requirements of effectiveness of registration statement under Rule 485(b) under the Securities Act and has duly caused this Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Cleveland, State of Ohio, on May 20, 2015.

ANCORA TRUST

/s/Richard A. Barone, Chairman

Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacities and on the dates indicated.

Signature

Title

Date

/s/Richard A. Barone

Chairman and Trustee

May 20, 2015

/s/Raj Aggarwal

Trustee

May 20, 2015

/s/Donald Lerner

Trustee

May 20, 2015

/s/Anne Peterson Ogan

Trustee

May 20, 2015

/s/Frank DeFino

Trustee

May 20, 2015

Exhibit Index

Index No.

Description of Exhibit

EX-101.INS

XBRL Instance Document

EX-101.SCH

XBRL Taxonomy Extension Schema Document

EX-101.DEF

XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB

XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE

XBRL Taxonomy Extension Presentation Linkbase